Cover	Sep. 22, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-39532
Entity Registrant Name	Humacyte, Inc.
Entity Central Index Key	0001818382
Entity Tax Identification Number	85-1763759
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2525 East North Carolina Highway 54
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	919
Local Phone Number	313-9633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HUMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false